Financial Instruments - Fair Value Hedges - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Interest rate derivatives principal amount	£ 2,021
Fixed rate debt swapped to floating rate debt		£ 1,403
Fair value hedge highly effective period	3 years
Borrowings de-designated as being held at fair value	£ 24	30
Cash inflow from de-designation of derivatives previously held at fair value	62
Amortisation of fair value adjustments	3	3
Derivative financial instruments	32	85
Borrowings [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Borrowings de-designated as being held at fair value	2	6
Amortisation of fair value adjustments	6	8
Derivative financial instruments	£ 2	£ 8